Property, plant and equipment - Summary of Detailed Information about Property, Plant and Equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	[1]	$ 21	$ 19
Depreciation charge for the year		7	7		$ 7
Property, plant and equipment, ending balance		58	21	[1]	19	[1]
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, ending balance		22
Leasehold property improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		11	7
Property, plant and equipment, ending balance		23	11		7
Computer hardware and software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		7	9
Property, plant and equipment, ending balance		9	7		9
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		1	1
Property, plant and equipment, ending balance		1	1		1
Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		2	2
Property, plant and equipment, ending balance		3	2		2
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		36	30
Additions		41	12
Disposals		(6)	(5)
Effects of movements in exchange rates		7	(1)
Property, plant and equipment, ending balance		78	36		30
Gross carrying amount [member] | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		0	0
Additions		20	0
Disposals		0	0
Effects of movements in exchange rates		2	0
Property, plant and equipment, ending balance		22	0		0
Gross carrying amount [member] | Leasehold property improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		17	12
Additions		13	7
Disposals		(4)	(1)
Effects of movements in exchange rates		2	(1)
Property, plant and equipment, ending balance		28	17		12
Gross carrying amount [member] | Computer hardware and software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		15	14
Additions		4	5
Disposals		0	(4)
Effects of movements in exchange rates		3	0
Property, plant and equipment, ending balance		22	15		14
Gross carrying amount [member] | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		1	1
Additions		1	0
Disposals		0	0
Effects of movements in exchange rates		0	0
Property, plant and equipment, ending balance		2	1		1
Gross carrying amount [member] | Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		3	3
Additions		3	0
Disposals		(2)	0
Effects of movements in exchange rates		0	0
Property, plant and equipment, ending balance		4	3		3
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(15)	(11)
Depreciation charge for the year		7	7
Disposals		5	4
Impairment charge for the year			1
Effects of movements in exchange rates		3
Property, plant and equipment, ending balance		(20)	(15)		(11)
Accumulated Depreciation | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		0	0
Depreciation charge for the year		0	0
Disposals		0	0
Impairment charge for the year			0
Effects of movements in exchange rates		0
Property, plant and equipment, ending balance		0	0		0
Accumulated Depreciation | Leasehold property improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(6)	(5)
Depreciation charge for the year		2	1
Disposals		4	0
Impairment charge for the year			0
Effects of movements in exchange rates		1
Property, plant and equipment, ending balance		(5)	(6)		(5)
Accumulated Depreciation | Computer hardware and software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(8)	(5)
Depreciation charge for the year		4	6
Disposals		0	4
Impairment charge for the year			1
Effects of movements in exchange rates		1
Property, plant and equipment, ending balance		(13)	(8)		(5)
Accumulated Depreciation | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		0	0
Depreciation charge for the year		0	0
Disposals		0	0
Impairment charge for the year			0
Effects of movements in exchange rates		1
Property, plant and equipment, ending balance		(1)	0		0
Accumulated Depreciation | Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(1)	(1)
Depreciation charge for the year		1	0
Disposals		1	0
Impairment charge for the year			0
Effects of movements in exchange rates		0
Property, plant and equipment, ending balance		$ (1)	$ (1)		$ (1)

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.